RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring, Integration and Acquisition costs [Abstract]
Integration and acquisition costs	$ 66.3	$ 87.8
Impairment of non-financial assets – net	2.3	37.1
Severances and other employee related costs	2.7	6.9
Other costs	2.8	15.1
Impairment reversal of non-financial assets following their repurposing and optimization	(9.8)	0.0
Restructuring, integration and acquisition costs	$ 64.3	$ 146.9